Other (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other general expense - net
Provisions for environmental matters - net	$ 31,071	$ 36,046	$ (2,751)
(Gain) loss on disposition of assets	(803)	1,436	5,207
Net expense of exit or disposal activities			63
Total	30,268	37,482	2,519
Other expense (income) - net
Dividend and royalty income	(3,668)	(4,864)	(5,904)
Net expense from financing activities	11,091	11,367	9,829
Foreign currency transaction related losses	9,503	3,603	7,669
Other income	(23,880)	(37,524)	(22,684)
Other expense	13,036	12,018	12,026
Total	$ 6,082	$ (15,400)	$ 936